Borrowings	12 Months Ended
Oct. 31, 2019
Borrowings [Abstract]
Borrowings
20 Borrowings

	October 31, 2019	October 31, 2018
	$m	$m
Bank loan secured	4,775.0	4,996.9
Unamortized prepaid facility arrangement fees and original issue discounts	(104.3)	(151.0)
	4,670.7	4,845.9

	October 31, 2019			October 31, 2018
	Bank loan secured	Unamortized prepaid facility arrangement fees and original issue discounts	Total	Bank loan secured	Unamortized prepaid facility arrangement fees and original issue discounts	Total
Reported within:	$m	$m	$m	$m	$m	$m
Current liabilities	-	-	-	50.3	(46.6)	3.7
Non-current liabilities	4,775.0	(104.3)	4,670.7	4,946.6	(104.4)	4,842.2
	4,775.0	(104.3)	4,670.7	4,996.9	(151.0)	4,845.9

In April 2019, early repayments totaling $200.0m in total were made against the existing term loans, utilizing some of the proceeds from the sale of the SUSE business. As a result of this no further repayments are expected within the next 12 months. The term of the loans remains unchanged.

The following facilities were drawn as at October 31, 2019:
•	The $1,414.7m senior secured term loan B-2 issued by MA FinanceCo LLC is priced at LIBOR plus 2.25% (subject to a LIBOR floor of 0.00%);
•	The $368.2m senior secured seven-year term loan B-3 issued by MA FinanceCo LLC is priced at LIBOR plus 2.50% (subject to a LIBOR floor of 0.00%) with an original issue discount of 0.25%;
•	The $2,486.3m senior secured seven-year term loan B issued by Seattle SpinCo. Inc. is priced at LIBOR plus 2.50% (subject to a LIBOR floor of 0.00%) with an original issue discount of 0.25%; and
•
The €452.8m m (equivalent to $505.8m) senior secured seven-year term loan B issued by MA FinanceCo LLC is priced at EURIBOR plus 2.75% (subject to a EURIBOR floor of 0.00%) with an original issue discount of 0.25%.

The following facilities were undrawn as at October 31, 2019:
•
A senior secured revolving credit facility of $500.0m, “Revolving Facility”, with an interest rate of 3.25% above LIBOR on amounts drawn (and 0.375% on amounts undrawn) thereunder (subject to a LIBOR floor of 0.00%).

The only financial covenant attaching to these facilities relates to the Revolving Facility, which is subject to an aggregate net leverage covenant only in circumstances where more than 35% of the Revolving Facility is outstanding at a fiscal quarter end. At October 31, 2019, $nil of the Revolving Facility was drawn together with $4,775.0m of Term Loans giving gross debt of $4,775.0m drawn. As a covenant test is only applicable when the Revolving Facility is drawn down by 35% or more, and $nil of Revolving Facility was drawn at October 31, 2019, no covenant test is applicable.

The movements on the Group loans in the period were as follows:

	Term Loan B-2	Term Loan B-3	Seattle Spinco Term Loan B	Euro Term Loan B	Revolving Facility	Total
	$m	$m	$m	$m	$m	$m
At May 1, 2017	1,515.2	-	-	-	80.0	1,595.2
Acquisitions	-	-	2,600.0	-	-	2,600.0
Draw downs	-	385.0	-	523.8	135.0	1,043.8
Repayments	(11.4)	(2.9)	(19.5)	(4.1)	(215.0)	(252.9)
Foreign exchange	-	-	-	10.8	-	10.8
At October 31, 2018	1,503.8	382.1	2,580.5	530.5	-	4,996.9

At November 1, 2018	1,503.8	382.1	2,580.5	530.5	-	4,996.9
Draw downs	-	-	-	-	-	-
Repayments	(89.1)	(13.9)	(94.2)	(15.4)	-	(212.6)
Foreign exchange	-	-	-	(9.3)	-	(9.3)
At October 31, 2019	1,414.7	368.2	2,486.3	505.8	-	4,775.0

Borrowings are stated after deducting unamortized prepaid facility fees and original issue discounts. Facility arrangement costs and original issue discounts are amortized between three and six years. Long-term borrowings with a carrying value of $4,775.0m before unamortized prepaid facility fees, have a fair value estimate of $4,686.0m based on trading prices as at October 31, 2019.

Maturity of borrowings
The maturity profile of the anticipated future cash flows including interest in relation to the Group’s borrowings on an undiscounted basis, which therefore, differs from both the carrying value and fair value, is as follows:

As at October 31, 2019:

	Term Loan B-2	Term Loan B-3	Seattle Spinco Term Loan B	Euro Term Loan B	Revolving Facility	Total
	$m	$m	$m	$m	$m	$m
Within one year	61.6	17.0	114.6	14.1	1.9	209.2
In one to two years	61.5	16.9	114.3	14.6	1.9	209.2
In two to three years	1,419.8	18.5	124.1	19.3	1.6	1,583.3
In three to four years	-	20.6	139.4	19.1	-	179.1
In four to five years	-	373.5	2,522.6	503.6	-	3,399.7
In more than five years	-	-	-	-	-	-
At October 31, 2019	1,542.9	446.5	3,015.0	570.7	5.4	5,580.5

	Less than 1 year	1-3 years	3-5 years	After 5 years	Total
	$m	$m	$m	$m	$m
Debt principal repayment	-	1,431.7	3,343.3	-	4,775.0
Interest payment on debt	209.2	360.6	235.7	-	805.5
At October 31, 2019	209.2	1,792.3	3,579.0	-	5,580.5

As at October 31, 2018:

	Term Loan B-2	Term Loan B-3	Seattle Spinco Term Loan B	Euro Term Loan B	Revolving Facility	Total
	$m	$m	$m	$m	$m	$m
Within one year	84.3	22.4	151.2	20.1	1.9	279.9
In one to two years	83.8	22.2	150.2	20.0	1.9	278.1
In two to three years	82.9	22.0	148.6	19.8	1.9	275.2
In three to four years	1,462.1	21.8	147.4	19.6	1.6	1,652.5
In four to five years	-	21.6	146.1	19.5	-	187.2
In more than five years	-	374.2	2,526.8	512.7	-	3,413.7
At October 31, 2018	1,713.1	484.2	3,270.3	611.7	7.3	6,086.6

	Less than 1 year	1-3 years	3-5 years	After 5 years	Total
	$m	$m	$m	$m	$m
Debt principal repayment	50.3	100.7	1,528.8	3,317.1	4,996.9
Interest payment on debt	229.6	452.6	310.9	96.6	1,089.7
At October 31, 2018	279.9	553.3	1,839.7	3,413.7	6,086.6

Assets pledged as collateral
An all assets security has been granted in the US and England & Wales by certain members of the Micro Focus Group organized in such jurisdictions, including security over intellectual property rights and shareholdings of such members of the Micro Focus Group.